Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 24,249,073	₩ 22,577,114
Total equity	₩ 18,542,575	₩ 18,412,696	₩ 16,567,161	₩ 15,551,433
Debt-to-equity ratio	131.00%	123.00%